Deferred Revenue (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Changes in deferred revenue
Deferred revenue balance - beginning of period	$ 27,883
New billings	54,735
Revenue recognized	(57,348)
Deferred revenue balance - end of period	$ 25,270